Note 1 - Description of Business (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 04, 2016 $ / shares	Jul. 15, 2014 $ / shares	May. 15, 2014 $ / shares	Mar. 06, 2014 $ / shares	Dec. 06, 2013	Oct. 17, 2013 $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Oct. 24, 2014 $ / shares	Jul. 14, 2014 $ / shares	Jun. 14, 2014 $ / shares	May. 14, 2014 $ / shares
Note 1 - Description of Business (Details) [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.50	$ 5.00	$ 0.10		$ 0.01	$ 0.00001	$ 0.00001	$ 0.01	$ 0.01	$ 0.01	$ 0.10
Cancelled Paid-up Share Capital per Share | $ / shares									$ 0.49		$ 4.99
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent (in Dollars) | $							$ (40,633)
Cash and Cash Equivalents, at Carrying Value (in Dollars) | $							722	$ 402
Liabilities, Current (in Dollars) | $							291,035	$ 247,462
Debt and Capital Lease Obligations (in Dollars) | $							$ 167,617
Subsequent Event [Member]
Note 1 - Description of Business (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	300
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.00001
Cancelled Paid-up Share Capital per Share | $ / shares	$ 0.00999
Reverse Stock Split [Member]
Note 1 - Description of Business (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		50	50	10	3	15
Reverse Stock Split [Member] | Subsequent Event [Member]
Note 1 - Description of Business (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	300